Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	WM TECHNOLOGY, INC.
Entity Central Index Key	0001779474
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false